10-Q Accumulated other comprehensive loss (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated other comprehensive loss [Roll Forward]
Beginning balance	$ 974,769	$ 1,028,589	$ 897,035	$ 952,844	$ 1,028,589	$ 952,844	$ 952,844	$ 878,244	$ 778,080
Net current-period other comprehensive income	75	93	6,122	303	168	6,425	12,138	4,463	(499)
Ending balance	1,094,852	974,769	923,988	897,035	1,094,852	923,988	1,028,589	952,844	878,244
Net unrealized loss on derivative instruments qualifying as hedges
Accumulated other comprehensive loss [Roll Forward]
Beginning balance	(44)	(90)	(336)	(418)	(90)	(418)	(418)	(750)
Amounts reclassified from accumulated other comprehensive loss	44	46	82	82			328	332
Other comprehensive income (loss) before reclassifications	0		0				0	0
Net current-period other comprehensive income	44	46	82	82			328	332
Ending balance	0	(44)	(254)	(336)	0	(254)	(90)	(418)	(750)
Postretirement liability adjustment
Accumulated other comprehensive loss [Roll Forward]
Beginning balance	(12,215)	(12,262)	(23,851)	(24,072)	(12,262)	(24,072)	(24,072)	(28,203)
Amounts reclassified from accumulated other comprehensive loss	48	47	220	221			875	1,090
Other comprehensive income (loss) before reclassifications	(17)		5,820				10,935	3,041
Net current-period other comprehensive income	31	47	6,040	221			11,810	4,131
Ending balance	(12,184)	(12,215)	(17,811)	(23,851)	(12,184)	(17,811)	(12,262)	(24,072)	(28,203)
Total accumulated other comprehensive loss
Accumulated other comprehensive loss [Roll Forward]
Beginning balance	(12,259)	(12,352)	(24,187)	(24,490)	(12,352)	(24,490)	(24,490)	(28,953)	(28,454)
Amounts reclassified from accumulated other comprehensive loss	92	93	302	303			1,203	1,422
Other comprehensive income (loss) before reclassifications	(17)		5,820				10,935	3,041
Net current-period other comprehensive income	75	93	6,122	303			12,138	4,463	(499)
Ending balance	$ (12,184)	$ (12,259)	$ (18,065)	$ (24,187)	$ (12,184)	$ (18,065)	$ (12,352)	$ (24,490)	$ (28,953)